Summary of Significant Accounting Policies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Percentage of taxable income rate	15.00%
Percentage of additional profits	10.00%
Profits exceed amount (in Brazil Real)	R$ 240
Percentage of additional social contribution taxed rate	9.00%
Gross revenue (in Brazil Real)	R$ 78,000	R$ 78,000
Percentage of tax rate of revenue	11.50%
Bottom of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of profit margin		8.00%
Top of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of profit margin		32.00%